Retirement Plans (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Decrease in Unfunded Status	$ 17,200
Defined Benefit Plan, Benefit Obligation	214,036	$ 212,908	$ 170,478
Employer contributions	23,100	350
Fair value of plan assets at end of year	176,238	157,948	154,650
Defined Benefit Plan, Accumulated Benefit Obligation	$ 195,300	$ 188,500
Expected return	7.25%	7.25%
Loss on plan assets	1.40%
Common stock included in plan assets	$ 18,400	$ 14,400
401 (k) match	1,800	2,300	2,300
401 (k) match stock amount	1,800	2,200
401 (k) match amount in cash		100
Change in pension and post retirement benefits adjustment (net of tax)	(3,408)	20,552	(11,296)
Teamsters Plan Contributions	$ 2,500	$ 2,400	2,400
Contribution Percentage	5.00%
Discount rate - benefit obligation	4.36%	4.15%
Change in pension and post retirement benefits adjustment tax	$ 2,179	$ 13,140	$ 7,222